Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 23: Income Taxes
Table 23.1 presents the components of income tax expense (benefit).
Table 23.1: Income Tax Expense (Benefit) (1)

	Year ended December 31,
(in millions)	2021	2020	2019
Current:
U.S. Federal	$5,850	2,231	6,781
U.S. State and local	849	(310)	2,018
Non-U.S.	171	211	154
Total current	6,870	2,132	8,953
Deferred:
U.S. Federal	(1,446)	(2,440)	(2,331)
U.S. State and local	200	(789)	(852)
Non-U.S.	(46)	(60)	(9)
Total deferred	(1,292)	(3,289)	(3,192)
Total	$5,578	(1,157)	5,761
(1)In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Table 23.2 reconciles the statutory federal income tax rate to the effective income tax rate. Our effective tax rate is calculated by dividing income tax expense (benefit) by income before income tax expense (benefit) less the net income from noncontrolling interests.

Table 23.2: Effective Income Tax Expense (Benefit) and Rate (1)

	December 31,
	2021		2020		2019
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$5,697	21.0%	$466	21.0%	$5,350	21.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	1,046	3.9	65	2.8	944	3.7
Tax-exempt interest	(316)	(1.2)	(358)	(16.1)	(460)	(1.8)
Tax credits, net of amortization (2)	(1,001)	(3.7)	(626)	(28.2)	(530)	(2.1)
Nondeductible expenses (3)	368	1.4	199	9.0	800	3.1
Changes in prior year unrecognized tax benefits, inclusive of interest	(122)	(0.4)	(938)	(42.2)	(88)	(0.3)
Other	(94)	(0.4)	35	1.6	(255)	(1.0)
Effective income tax expense (benefit) and rate	$5,578	20.6%	$(1,157)	(52.1)%	$5,761	22.6%
(1)In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Includes LIHTC proportional amortization expense, net of tax of $1.2 billion, $1.1 billion and $961 million in 2021, 2020 and 2019, respectively.
(3)Includes nondeductible litigation accruals. Also, includes $155 million of nondeductible goodwill in 2021.
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 23.3.

Table 23.3: Net Deferred Taxes (1)

(in millions)	Dec 31, 2021	Dec 31, 2020
Deferred tax assets
Allowance for credit losses	$3,415	4,871
Deferred compensation and employee benefits	3,124	3,225
Accrued expenses	1,300	1,503
Lease liabilities (2)	1,142	1,262
Net operating loss and tax credit carry forwards	382	366
Other	1,048	944
Total deferred tax assets	10,411	12,171
Deferred tax assets valuation allowance	(267)	(310)
Deferred tax liabilities
Mark to market, net	(3,631)	(4,043)
Leasing and fixed assets	(3,523)	(4,163)
Mortgage servicing rights	(2,414)	(2,647)
Right-of-use assets (2)	(948)	(1,085)
Intangible assets	(559)	(605)
Basis difference in investments	(496)	(1,484)
Net unrealized gains on debt securities	(278)	(1,056)
Other	(1,082)	(1,468)
Total deferred tax liabilities	(12,931)	(16,551)
Net deferred tax liability (3)(4)	$(2,787)	(4,690)
(1)Prior period balances have been revised to conform with the current period presentation.
(2)We revised prior period balances to separate deferred tax assets and liabilities that were previously reported on a net basis. This change had no impact on the net deferred tax liability that was previously reported.
(3)In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. For additional information, see Note 1 (Summary of Significant Accounting Policies). As a result of these changes, the net deferred tax liability decreased by $68 million at December 31, 2020.
(4)The net deferred tax liability is included in accrued expenses and other liabilities.
Deferred taxes related to net unrealized gains (losses) on debt securities, net unrealized gains (losses) on derivatives, foreign currency translation, and employee benefit plan adjustments are recorded in cumulative OCI. See Note 25 (Other Comprehensive Income) for additional information.
We have determined that a valuation allowance is required for 2021 in the amount of $267 million, attributable to deferred tax assets in various state and non-U.S. jurisdictions where we believe it is more likely than not that these deferred tax assets will not be realized due to lack of sources of taxable income, limitations on carry back of losses or credits and the inability to implement tax planning to realize these deferred tax assets. We have concluded that it is more likely than not that the remaining deferred tax assets will be realized based on our history of earnings, sources of taxable income in carry back periods, and our ability to implement tax planning strategies.
At December 31, 2021, we had net operating loss and tax credit carry forwards with related deferred tax assets of $382 million. If these carry forwards are not utilized, they will mostly expire in varying amounts through December 31, 2041.
We do not intend to distribute earnings of certain non-U.S. subsidiaries in a taxable manner, and therefore intend to limit distributions to non-U.S. earnings previously taxed in the U.S., that would qualify for the 100% dividends received deduction, and that would not result in any significant state or non-U.S. taxes. All other undistributed non-U.S. earnings will continue to be permanently reinvested outside the U.S. and the related tax liability on these earnings is insignificant.
Table 23.4 presents the change in unrecognized tax benefits.

Table 23.4: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2021	2020
Balance at beginning of year	$4,826	6,996
Additions:
For tax positions related to the current year	441	52
For tax positions related to prior years	259	263
Reductions:
For tax positions related to prior years	(124)	(1,820)
Lapse of statute of limitations	(164)	(3)
Settlements with tax authorities	(20)	(662)
Balance at end of year	$5,218	4,826
Of the $5.2 billion of unrecognized tax benefits at December 31, 2021, approximately $3.7 billion would, if recognized, affect the effective tax rate. The remaining $1.5 billion of unrecognized tax benefits relates to income tax positions on temporary differences.
We account for interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of December 31, 2021 and 2020, we have accrued approximately $914 million and $951 million, respectively, for interest and penalties, net of tax. In 2021 and 2020, we recognized income tax expense (benefit), net of tax, of $(33) million and $10 million, respectively, related to interest and penalties.
We are subject to U.S. federal income tax as well as income tax in numerous state and non-U.S. jurisdictions. We are routinely examined by tax authorities in these various jurisdictions. With few exceptions, Wells Fargo and its subsidiaries are not subject to federal, state, local and non-U.S. income tax examinations for taxable years prior to 2011. It is reasonably possible that one or more of the examinations or appeals may be resolved within the next twelve months resulting in a decrease of up to $1.5 billion of our gross unrecognized tax benefits. Table 23.5 summarizes our major tax jurisdiction examination status as of December 31, 2021.

Table 23.5: Tax Examination Status

Jurisdiction	Tax Year(s)	Status
United States	2011-2014	Administrative appeals
United States	2015-2018	Field examination
California	2015-2016	Field examination
New York	2015-2019	Field examination